Provisions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provisions
16.	Provisions

	Employee	Rehabilitation
US$ thousand	entitlements	costs	Other	Total
January 1, 2023	$14,277	$43,868	$53	$58,198
Utilised	(1,775)	—	—	(1,775)
Accretion	—	141	—	141
Effect of foreign currency exchange movements	(166)	73	(1)	(94)
Net book value March 31, 2023	$12,336	$44,082	$52	$56,470

Current	$11,548	$270	$52	$11,870
Non-current	788	43,812	—	44,600
Net book value March 31, 2023	$12,336	$44,082	$52	$56,470

16.	Provisions

	Employee	Rehabilitation
US$ thousand	entitlements	costs	Other	Total
January 1, 2022	16,117	44,023	481	60,621
Utilized	(941)	(166)	—	(1,107)
Released	(55)	—	(430)	(485)
Accretion	—	851	—	851
Additions	—	—	22	22
Effect of foreign currency exchange movements	(844)	(840)	(20)	(1,704)
Net book value December 31, 2022	14,277	43,868	53	58,198
Current	13,467	270	53	13,790
Non-current	810	43,598	—	44,408
Net book value December 31, 2022	14,277	43,868	53	58,198
January 1, 2021	15,220	19,637	564	35,421
Utilized	(1,497)	(135)	(162)	(1,794)
Accretion	—	465	—	465
Additions	2,006	24,056	99	26,161
Effect of foreign currency exchange movements	388	—	(20)	368
Net book value December 31, 2021	16,117	44,023	481	60,621
Current	15,190	54	481	15,725
Non-current	927	43,969	—	44,896
Net book value December 31, 2021	16,117	44,023	481	60,621

Employee entitlements

The employee entitlements provision represents the value of annual leave and long service leave entitlements accrued. The associated expenditure will occur in a pattern consistent with when employees choose to exercise their entitlements with timing of leave taken up to the discretion of the employees.

Rehabilitation costs

Cobar mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. Cobar conducts its operations to protect public health and the environment and believes its operations are in compliance with applicable laws and regulations in all material respects. As part of the mine closure plans, Cobar is required to provide annual guarantees over the estimated life of the mines, based on a present value approach, and to furnish the funds for the rehabilitation provision. This law requires a review of closing plans every three years.

Rehabilitation provision represents the accrued cost required to provide adequate rehabilitation and manage the site during a post-closure phase until surrender of the Mining Lease and sign off by the Environmental Authority. The majority of these costs provide for reshaping and covering waste rock emplacements — generally ensuring the site is left in a safe, stable and non-polluting condition — as well as property holding costs (e.g. Mining Lease rental and Council rates) during the post-closure phase.

The bulk of these amounts will be settled when rehabilitation is undertaken over a 3 year period (currently assumed to be started in 2031), with a tail of property holding costs over an approximate 10 year post-closure period.

16.	Provisions (continued)

As at December 31, 2022, the discount rate applied in calculating the restoration and rehabilitation provision is a pre-tax risk free rate specific to the liability and the currency in which they are denominated as follows: Australian dollar 2.0% (2021: 2.0%). The Company’s own credit risk was not included and no adjustment has been made. The effect of decreasing the discount rates used by 0.5% would result in an increase in the overall rehabilitation provision by $2,266 thousand, with a resulting movement in property, plant and equipment. In the following year, the depreciation expense would increase by some $189 thousand, with an opposite direction interest expense adjustment of $158 thousand. The resulting net impact in the statement of profit or loss and other comprehensive income would be a decrease of $31 thousand, eventually netting to $nil over the settlement date of the provision.

Additions to rehabilitation provision relate to changes in estimates. In 2021, rehabilitation provision estimate changes were primarily comprised of $23,388 thousand related to change in cost estimate for increased amount of work required to be completed in tailings dam and storage facilities and other movements for accretion expense of the initial discounting that was applied to the rehabilitation provision to reflect the timing of future retirement cash flows.

Other

Other comprises provisions for possible legal and other consulting related claims.

16.	Provisions

	Employee	Rehabilitation
US$thousand	entitlements	costs	Other	Total
January 1, 2021	15,220	19,637	564	35,421
Utilized	(1,497)	(135)	(162)	(1,794)
Accretion	—	465	—	465
Additions	2,006	24,056	99	26,161
Effect of foreign currency exchange movements	388	—	(20)	368
Net book value December 31, 2021	16,117	44,023	481	60,621
Current	15,190	54	481	15,725
Non-current	927	43,969	—	44,896
Net book value December 31, 2021	16,117	44,023	481	60,621
January 1, 2020	13,907	19,142	—	33,049
Utilized	(613)	(405)	(223)	(1,241)
Accretion	—	477	—	477
Additions	612	423	787	1,822
Effect of foreign currency exchange movements	1,314	—	—	1,314
Net book value December 31, 2020	15,220	19,637	564	35,421
Current	14,252	98	564	14,914
Non-current	968	19,539	—	20,507
Net book value December 31, 2020	15,220	19,637	564	35,421

Employee entitlements

The employee entitlements provision represents the value of annual leave and long service leave entitlements accrued. The associated expenditure will occur in a pattern consistent with when employees choose to exercise their entitlements with timing of leave taken up to the discretion of the employees.

Rehabilitation costs

Cobar mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. Cobar conducts its operations to protect public health and the environment and believes its operations are in compliance with applicable laws and regulations in all material respects. As part of the mine closure plans, Cobar is required to provide annual guarantees over the estimated life of the mines, based on a present value approach, and to furnish the funds for the rehabilitation provision. This law requires a review of closing plans every three years.

Rehabilitation provision represents the accrued cost required to provide adequate rehabilitation and manage the site during a post-closure phase until surrender of the Mining Lease and sign off by the

Environmental Authority. The majority of these costs provide for reshaping and covering waste rock emplacements — generally ensuring the site is left in a safe, stable and non-polluting condition — as well as property holding costs (e.g. Mining Lease rental and Council rates) during the post-closure phase.

The bulk of these amounts will be settled when rehabilitation is undertaken over a 3 year period (currently assumed to be started in 2031), with a tail of property holding costs over an approximate 10 year post-closure period.

As at December 31, 2021, the discount rate applied in calculating the restoration and rehabilitation provision is a pre-tax risk free rate specific to the liability and the currency in which they are denominated as follows: Australian dollar 2.0% (2020: 2.3%). The Company’s own credit risk was not included and no adjustment has been made. The effect of decreasing the discount rates used by 0.5% would result in an increase in the overall rehabilitation provision by $2,438 thousand, with a resulting movement in property, plant and equipment. In the following year, the depreciation expense would increase by some $203 thousand, with an opposite direction interest expense adjustment of $165 thousand. The resulting net impact in the statement of profit or loss and other comprehensive income would be a decrease of $38 thousand, eventually netting to $nil over the settlement date of the provision.

Additions to rehabilitation provision relate to changes in estimates. In 2021, rehabilitation provision estimate changes were primarily comprised of $23,388 thousand related to change in cost estimate for increased amount of work required to be completed in tailings dam and storage facilities and other movements for accretion expense of the initial discounting that was applied to the rehabilitation provision to reflect the timing of future retirement cash flows. In 2020, these changes in estimates were made up of changes due to increased disturbance.

Other

Other comprises provisions for possible legal and other consulting related claims.